Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments
At December 31, 2021, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase Commitments	License & Royalty Commitments
2022	$115,180	$6,701
2023	14,897	3,941
2024	9,250	1,994
2025	—	1,483
2026	—	793
Thereafter	—	2,885
	$139,327	$17,797

Changes in the Carrying Amount of Warranty Liability
In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required. Additionally, we typically provide limited warranties with respect to our services. We provide for estimated warranty costs at the time of the product sale. The changes in the carrying amount of warranty obligations for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$4,813	$3,141
Provision charged to cost of sales	7,518	5,645
Usage	(5,774)	(3,978)
Adjustments to previously provided warranties, net	(43)	(125)
Currency translation	(190)	130
Balance at end of year	$6,324	$4,813